Revenues - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue recognized in deferred revenue	$ 838	$ 849
Amortization of deferred commissions	157	156
Aggregate amount of transaction price allocated to remaining performance obligations	17,100	16,800
Refinitiv [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenues from Contracts With Customers	$ 368	$ 360